Stock-based compensation - Summary of incentive plan for members of the Board of Directors (Details) - Directors - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Stock Award
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Non-vested at beginning of period	0	0	0
Granted	0	0	1,052
Vested	0	0	(1,052)
Forfeited	0	0	0
Non-vested at end of period	0	0	0
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period	$ 0	$ 0	$ 0
Granted	0	0	49.25
Vested	0	0	49.25
Forfeited	0	0	0
Non-vested at end of period	$ 0	$ 0	$ 0
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Non-vested at beginning of period	0	0	0
Granted	20,638	43,866	27,449
Vested	(20,638)	(43,866)	(27,449)
Forfeited	0	0	0
Non-vested at end of period	0	0	0
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period	$ 0	$ 0	$ 0
Granted	78.20	35.47	57.64
Vested	78.20	35.47	57.64
Forfeited	0	0	0
Non-vested at end of period	$ 0	$ 0	$ 0